License Purchase Obligation (Tables)	12 Months Ended
Dec. 31, 2017
License Purchase Obligation [Abstract]
Schedule of repayment dates of the remaining minimal commitment on the financial liability
	As of December 31,
	2017 (*)	2016 (*)
Repayment dates:
January 1, 2017	$-	$150
January 1, 2018	250	83

Remaining balance	250	233

Current liability	250	150
Non-current liability	-	83

Total	$250	$233

(*)	Upon initial recognition, the balance was discounted according to an annual discount rate of 21%, which in management’s opinion reflected the Company’s credit risk as of the initial recognition of the liability (see also Note 5).